MML SERIES INVESTMENT FUND
MML Equity Index Fund
(the “Fund”)
Supplement dated June 4, 2025 to the
Prospectus dated April 25, 2025 and the
Summary Prospectus dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
Effective immediately, the following information replaces the information for Paul Whitehead found under the heading Portfolio Manager(s) in the section titled Management (page 15 of the Prospectus):
Peter Sietsema, CFA is a Director at BlackRock. He has managed the Fund since May 2025.
Effective immediately, the following information replaces the information for Paul Whitehead found under BlackRock Investment Management, LLC under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on pages 120 and 121 of the Prospectus:
Peter Sietsema, CFA____________________________________________________________________________________  is jointly and primarily responsible for the day-to-day management of the MML Equity Index Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Sietsema is a Director of BlackRock, Inc. and the U.S. Head of North American Portfolio Management for Index Equity Investments within BlackRock Global Markets & Index Investments. Mr. Sietsema’s service with the firm dates back to 2007, including his years with Barclays Global Investors (“BGI”), which merged with BlackRock in 2009. At BGI, he was a portfolio manager within the U.S. Index Portfolio Management group in San Francsico. Mr. Sietsema began his career as Senior Manager of Alternative Investments at State Street.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLPRO-25-01
EI-25-01

MML SERIES INVESTMENT FUND
MML Mid Cap Value Fund
(the “Fund”)
Supplement dated June 4, 2025 to the
Prospectus dated April 25, 2025 and the
Summary Prospectus dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective immediately, the following information replaces similar information for Michael Liss of American Century Investment Management, Inc. found under the heading Portfolio Manager(s) in the section titled Management (page 64 of the Prospectus):
Michael Liss, CFA is a Vice President and Senior Portfolio Manager at American Century. He has managed the Fund since its inception (May 2006). He is expected to step down as a portfolio manager of the Fund on December 31, 2025.
Effective immediately, the following information replaces similar information for Michael Liss found under American Century Investment Management, Inc. under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 119 of the Prospectus:
Michael Liss, CFA______________________________________________________________________________________
is a portfolio manager of the MML Mid Cap Value Fund, which is managed on a team basis. He is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Liss is a Vice President and Senior Portfolio Manager for American Century. Mr. Liss joined American Century in 1998 and became a portfolio manager in 2004. He is expected to step down as a portfolio manager of the Fund on December 31, 2025.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLPRO-25-02
MMLMCV-25-01

MML SERIES INVESTMENT FUND
MML Equity Index Fund
MML Mid Cap Value Fund
Supplement dated June 4, 2025 to the
Statement of Additional Information dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective immediately, the following information replaces the information for the MML Equity Index Fund for Paul Whitehead found under BlackRock Investment Management, LLC on page B-240 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of MML Equity Index are Jennifer Hsui and Peter Sietsema.
Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Peter Sietsema
Registered investment companies**	350	$2.68 trillion	0	$0
Other pooled investment vehicles	3	$88.77 million	0	$0
Other accounts	2	$4.14 billion	0	$0

*	The information provided is as of January 31, 2025.
**	Does not include MML Equity Index.
Ownership of Securities:
As of January 31, 2025, Mr. Sietsema did not own any shares of MML Equity Index.
Effective immediately, the following information replaces similar information for the MML Mid Cap Value Fund found under American Century Investment Management, Inc. on page B-234 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of MML Mid Cap Value are Michael Liss, Nathan Rawlins, Kevin Toney, and Brian Woglom. Mr. Liss is expected to step down as a portfolio manager of the Fund on December 31, 2025.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLSAI-25-01